Financial Risk Management - VaR by Risk Category (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
VaR for Trading Activity [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 19.5	¥ 37.6
VaR for Trading Activity [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	49.6	84.4
VaR for Trading Activity [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.7	21.7
VaR for Trading Activity [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	22.5	63.5
VaR for Trading Activity [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.2	23.9
VaR for Trading Activity [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	34.9	75.1
VaR for Trading Activity [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.8	13.2
VaR for Trading Activity [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.0	50.8
VaR for Trading Activity [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.1	5.5
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	12.8	7.6
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.2	4.3
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.4	6.1
VaR for Trading Activity [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	13.3	5.7
VaR for Trading Activity [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	14.1	9.5
VaR for Trading Activity [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.1	4.8
VaR for Trading Activity [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.5	7.0
VaR for Trading Activity [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	40.0	27.7
VaR for Trading Activity [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	46.4	31.8
VaR for Trading Activity [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	27.2	25.2
VaR for Trading Activity [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	34.4	28.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.6	27.9
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	39.6	75.3
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.1	12.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.4	54.3
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.0	22.6
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	33.5	73.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.6	11.9
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.8	49.4
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.1	0.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.8	1.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.1	0.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.3	0.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	13.3	5.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	14.1	9.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.1	4.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.5	7.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	17.5	11.6
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	21.5	15.3
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.9	10.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.3	12.6
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	79.6	64.7
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	92.8	68.0
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	62.1	41.2
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	77.1	54.5
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.5	0.7
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.2
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	31.8	11.3
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	32.6	18.3
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.0	3.3
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	21.3	8.6
VaR for Non-trading Activity - Banking [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	95.1	69.4
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	99.5	74.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	65.5	44.7
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	85.9	58.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	78.0	63.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	91.4	67.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	60.7	40.1
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	75.8	53.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.5	0.7
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.2
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	31.8	11.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	32.6	18.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.0	3.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	21.3	8.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	93.5	68.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	98.1	73.4
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	64.1	43.6
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	84.6	57.1
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,567.2	1,224.8
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,582.6	1,241.1
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,189.3	1,067.2
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,401.0	1,163.0
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,252.7	1,003.2
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,263.3	1,047.4
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	970.9	879.5
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 1,135.0	¥ 961.3